Property, plant and equipment, net (Details) - Schedule of property, plant and equipment accumulated depreciation - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment accumulated depreciation [Line Items]
Accumulated depreciation, Beginning balance	$ (98,524)	$ (80,277)
Accumulated depreciation, Depreciation expense	(17,232)	(18,247)
Accumulated depreciation, Eliminated on disposals	1,043
Accumulated depreciation, Ending balance	(114,713)	(98,524)
Molds [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment accumulated depreciation [Line Items]
Accumulated depreciation, Beginning balance	(25,648)	(22,963)
Accumulated depreciation, Depreciation expense	(3,636)	(2,685)
Accumulated depreciation, Eliminated on disposals
Accumulated depreciation, Ending balance	(29,284)	(25,648)
Vehicles [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment accumulated depreciation [Line Items]
Accumulated depreciation, Beginning balance	(1,505)	(1,446)
Accumulated depreciation, Depreciation expense	(633)	(59)
Accumulated depreciation, Eliminated on disposals
Accumulated depreciation, Ending balance	(2,138)	(1,505)
Computers and equipment [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment accumulated depreciation [Line Items]
Accumulated depreciation, Beginning balance	(48,003)	(36,500)
Accumulated depreciation, Depreciation expense	(9,837)	(11,503)
Accumulated depreciation, Eliminated on disposals	1,043
Accumulated depreciation, Ending balance	(56,797)	(48,003)
Leasehold improvements [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment accumulated depreciation [Line Items]
Accumulated depreciation, Beginning balance	(23,368)	(19,368)
Accumulated depreciation, Depreciation expense	(1,856)	(4,000)
Accumulated depreciation, Eliminated on disposals
Accumulated depreciation, Ending balance	(25,224)	$ (23,368)
Buildings [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment accumulated depreciation [Line Items]
Accumulated depreciation, Depreciation expense	(1,270)
Accumulated depreciation, Ending balance	$ (1,270)